Condensed Consolidated Statements of Changes in Stockholders Equity (Unaudited) - USD ($)	Total	Statutory reserve	Common Stock	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Retained Earnings
Balance, shares at Dec. 31, 2019			5,000,000
Balance, amount at Dec. 31, 2019	$ 5,179,975	$ 379,952	$ 5,000	$ 4,579,116	$ (312,408)	$ 528,315
Issuance of ordinary shares in initial public offering, net, shares			1,333,333
Issuance of ordinary shares in initial public offering, net, amount	4,780,704	0	$ 1,333	4,779,371	0	0
Appropriation to statutory reserve	0	27,582	0	0	0	(27,582)
Net loss	(79,622)	0	0	0	0	(79,622)
Foreign currency translation loss	(113,868)	0	$ 0	0	(113,868)	0
Balance, shares at Jun. 30, 2020			6,333,333
Balance, amount at Jun. 30, 2020	9,767,189	407,534	$ 6,333	9,358,487	(426,276)	421,111
Balance, shares at Dec. 31, 2020			6,333,333
Balance, amount at Dec. 31, 2020	11,640,929	551,146	$ 6,333	9,358,487	159,146	1,565,817
Appropriation to statutory reserve	0	72,330	0	0	0	(72,330)
Net loss	226,022	0	0	0	0	226,022
Foreign currency translation loss	143,416	0	$ 0	0	143,416	0
Issuance of ordinary shares, net, shares			6,000,000
Issuance of ordinary shares, net, amount	29,047,088	0	$ 6,000	29,041,088	0	0
Share-based compensation, shares			15,000
Share-based compensation, amount	53,250	0	$ 15	53,235	0	0
Balance, shares at Jun. 30, 2021			12,348,333
Balance, amount at Jun. 30, 2021	$ 41,110,705	$ 623,476	$ 12,348	$ 38,452,810	$ 302,562	$ 1,719,509